Stock-Based Compensation - Expense and Exercises (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016		Oct. 25, 2015
Stock-based compensation expense, along with the related income tax benefit
Stock-based compensation expense recognized	$ 15,591	$ 17,829		$ 15,717
Income tax benefit recognized	(5,879)	(6,764)		(5,967)
After-tax stock-based compensation expense	9,712	11,065		9,750
Other disclosures
Stock-based compensation expense unrecognized	$ 11,500
Period for recognition of unrecognized stock-based compensation expense	2 years 1 month 6 days
Cash received from stock options exercises	$ 21,726	$ 12,075	[1]	$ 10,468
Number of shares available for future grants	46.7	48.1		50.1
Stock options
Other disclosures
Cash received from stock options exercises	$ 21,700	$ 12,100		$ 10,500
Tax benefit realized from stock options, aggregate	$ 33,000	$ 51,600		$ 25,600

[1]	Fiscal 2016 included 53 weeks